OPERATIONS AND PRINCIPAL ACTIVITIES - Exclusive Business Cooperation Agreements (Details) - VIEs	12 Months Ended
Dec. 31, 2024
OPERATIONS AND PRINCIPAL ACTIVITIES
Service fees payable from VIEs' net profits (as a percent)	100.00%
Initial term of contractual agreements (in years)	10 years